UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Jun. 30, 2020 shares	Jun. 30, 2020 ft²	Dec. 31, 2019 shares	Dec. 31, 2019 ft²	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	603,891	603,891	603,891	603,891	7,331,416
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		0		0
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		24,000		24,000
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		22,200		22,200
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		28,800		28,800
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		175,416		175,416
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		213,038		213,038
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		140,437		140,437